Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Net sales	$ 599,843	$ 586,597
Cost of goods sold	404,244	390,686
Gross profit	195,599	195,911
Selling, general and administrative expenses	78,104	63,575
Research and development expenses	22,572	19,953
Restructuring and other charges, net (Note 13)	17,000	0
Operating profit	77,923	112,383
Interest and financing expenses	(8,773)	(5,231)
Other income (expenses), net	1,143	(4,194)
Income from continuing operations before income taxes and equity in net income of unconsolidated investments	70,293	102,958
Income tax expense	13,190	25,538
Income from continuing operations before equity in net income of unconsolidated investments	57,103	77,420
Equity in net income of unconsolidated investments (net of tax)	8,901	10,261
Net income from continuing operations	66,004	87,681
(Loss) income from discontinued operations (net of tax)	(1,769)	1,835
Net income	64,235	89,516
Net income attributable to noncontrolling interests	(7,652)	(5,529)
Net income attributable to Albemarle Corporation	$ 56,583	$ 83,987
Basic earnings per share from continuing operations (in dollars per share)	$ 0.73	$ 0.93
Basic earnings (loss) per share from discontinued operations (in dollars per share)	$ (0.02)	$ 0.02
Basic earnings per share (in dollars per share)	$ 0.71	$ 0.95
Diluted earnings per share from continuing operations (in dollars per share)	$ 0.73	$ 0.92
Diluted earnings (loss) per share from discontinued operations (in dollars per share)	$ (0.02)	$ 0.02
Diluted earnings per share (in dollars per share)	$ 0.71	$ 0.94
Weighted-average common shares outstanding - basic (in shares)	79,735	88,719
Weighted-average common shares outstanding - diluted (in shares)	80,112	89,236
Cash dividends declared per share of common stock (in dollars per share)	$ 0.275	$ 0.240